Guarantor Financial Information Guarantor Financial Information (Equity Earnings in Affiliates) (Details) (Immaterial Error Correction [Member], USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
IR International [Member]
Condensed Financial Statements, Captions [Line Items]
Equity earnings (loss) in affiliates, net of tax	$ 117.6	$ (18.4)	$ (106.7)	$ 14.6	$ 99.2	$ (92.1)	$ (59.0)
IR Global Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Equity earnings (loss) in affiliates, net of tax	$ 116.3	$ (19.1)	$ (107.5)	$ 13.9	$ 97.2	$ (93.6)	$ (58.1)